Commitments and contingencies - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Revenue	$ 26,325	$ 36,831	$ 33,616